UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	December 31, 2021

Date of reporting period:	January 1, 2021 — June 30, 2021

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Message from the Trustees

August 6, 2021

Dear Shareholder:

The U.S. economy is much improved from a year ago, or even six months ago. Gross domestic product is growing at a pre-pandemic pace. Stock prices are high and interest rates are low. More and more workers are finding jobs, with millions still open. At the same time, vaccinations in many areas have not yet reached enough people to stop the spread of Covid-19. U.S. and global infection rates have recently risen.

While it is too soon to declare the pandemic over, it is worth taking stock of the economy’s transition. Some changes accelerated by the pandemic could be lasting. Dynamic, well-managed companies have adapted to seize new, more sustainable growth opportunities.

An active investment philosophy is well suited to this time. Putnam’s research teams are analyzing the fundamentals of what has stayed the same and what has changed to uncover valuable investment insights or potential risks.

Thank you for investing with Putnam.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Lower-rated bonds may offer higher yields in return for more risk. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (a significant part of the fund’s investments). Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the fund may not perform as well as other securities that we do not select for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund.

Performance summary (as of 6/30/21)

Investment objective

High current income, with a secondary objective of capital growth when consistent with achieving high current income

Net asset value June 30, 2021

Class IA: $6.21	Class IB: $6.15

Total return at net asset value

			JPMorgan
			Developed
(as of 6/30/21)	Class IA shares*	Class IB shares†	High Yield Index‡
6 months	3.70%	3.63%	4.14%
1 year	14.81	14.47	16.55
5 years	38.72	36.92	43.07
Annualized	6.76	6.49	7.43
10 years	77.86	73.64	93.29
Annualized	5.93	5.67	6.81
Life	989.92	918.53	—
Annualized	7.41	7.19	—

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

‡ The fund’s benchmark, the JPMorgan Developed High Yield Index, was introduced on 12/31/94, which post-dates the inception of the fund’s class IA shares.

The JPMorgan Developed High Yield Index is an unmanaged index of high-yield fixed-income securities issued in developed countries.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Portfolio composition

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding.

Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit quality

Credit qualities are shown as a percentage of net assets. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings and portfolio credit quality may vary over time.

Cash and net other assets, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency.

Putnam VT High Yield Fund 1

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 1/1/21 to 6/30/21. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/20	0.72%	0.97%
Annualized expense ratio for the six-month
period ended 6/30/21	0.70%	0.95%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 6/30/21		ended 6/30/21
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$3.54	$4.80	$3.51	$4.76
Ending value
(after
expenses)	$1,037.00	$1,036.30	$1,021.32	$1,020.08

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/21. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181); and then dividing that result by the number of days in the year (365). Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (181); and then dividing that result by the number of days in the year (365).

Your fund’s managers also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

2 Putnam VT High Yield Fund

The fund’s portfolio 6/30/21 (Unaudited)

CORPORATE BONDS AND NOTES (84.0%)*	Principal amount	Value

Advertising and marketing services (0.7%)
Clear Channel Outdoor Holdings, Inc. 144A company
guaranty sr. notes 5.125%, 8/15/27	$200,000	205,044
Clear Channel Outdoor Holdings, Inc. 144A company
guaranty sr. unsec. sub. notes 7.75%, 4/15/28	250,000	261,880
Clear Channel Outdoor Holdings, Inc. 144A
sr. unsec. notes 7.50%, 6/1/29	260,000	269,187
Terrier Media Buyer, Inc. 144A company
guaranty sr. unsec. notes 8.875%, 12/15/27	680,000	735,250
		1,471,361
Automotive (1.8%)
Ford Motor Co. sr. unsec. unsub. notes
9.00%, 4/22/25	405,000	499,312
Ford Motor Credit Co., LLC sr. unsec.
unsub. notes 5.113%, 5/3/29	320,000	358,234
Ford Motor Credit Co., LLC sr. unsec.
unsub. notes 4.271%, 1/9/27	270,000	289,278
Ford Motor Credit Co., LLC sr. unsec.
unsub. notes 2.90%, 2/16/28	220,000	218,912
Ford Motor Credit Co., LLC sr. unsec.
unsub. notes 4.00%, 11/13/30	735,000	769,913
Navistar International Corp. 144A sr. unsec.
notes 6.625%, 11/1/25	135,000	139,473
NESCO Holdings II, Inc. 144A company
guaranty notes 5.50%, 4/15/29	330,000	344,438
PM General Purchaser, LLC 144A sr. notes
9.50%, 10/1/28	510,000	537,244
		3,156,804
Basic materials (7.9%)
Allegheny Technologies, Inc. sr. unsec.
unsub. notes 7.875%, 8/15/23	320,000	350,400
ArcelorMittal SA sr. unsec. unsub. notes 7.25%,
10/15/39 (France)	525,000	740,906
Axalta Coating Systems, LLC 144A company
guaranty sr. unsec. notes 3.375%, 2/15/29	345,000	337,238
Axalta Coating Systems, LLC/Axalta Coating
Systems Dutch Holding B BV 144A company
guaranty sr. unsec. notes 4.75%, 6/15/27	150,000	157,125
Beacon Roofing Supply, Inc. 144A company
guaranty sr. notes 4.50%, 11/15/26	220,000	230,863
Beacon Roofing Supply, Inc. 144A sr. unsec.
unsub. notes 4.125%, 5/15/29	130,000	129,668
Big River Steel, LLC/BRS Finance Corp. 144A
sr. notes 6.625%, 1/31/29	320,000	352,400
Boise Cascade Co. 144A company
guaranty sr. unsec. notes 4.875%, 7/1/30	245,000	260,325
BWAY Holding Co. 144A sr. unsec. notes
7.25%, 4/15/25	225,000	220,500
Cemex SAB de CV 144A company
guaranty sr. notes 5.45%, 11/19/29 (Mexico)	225,000	247,388
CF Industries, Inc. company guaranty sr. unsec.
bonds 4.95%, 6/1/43	455,000	536,331
Coeur Mining, Inc. 144A company
guaranty sr. unsec. notes 5.125%, 2/15/29	335,000	331,650
Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 6.75%, 12/1/27	310,000	333,250
Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 7/15/24	270,000	279,450
Constellium NV 144A company guaranty sr. unsec.
notes 5.875%, 2/15/26 (France)	250,000	257,500

CORPORATE BONDS
AND NOTES (84.0%)* cont.	Principal amount	Value

Basic materials cont.
CP Atlas Buyer, Inc. 144A sr. unsec. notes
7.00%, 12/1/28	$145,000	$150,256
CVR Partners LP/CVR Nitrogen Finance Corp. 144A
company guaranty sr. notes 6.125%, 6/15/28	70,000	71,750
First Quantum Minerals, Ltd. 144A company
guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)	200,000	207,500
First Quantum Minerals, Ltd. 144A company
guaranty sr. unsec. notes 6.875%, 3/1/26
(Canada)	570,000	596,283
FMG Resources August 2006 Pty, Ltd. 144A company
guaranty sr. unsec. bonds 4.375%, 4/1/31
(Australia)	325,000	347,695
Freeport-McMoRan, Inc. company
guaranty sr. unsec. bonds 4.625%, 8/1/30
(Indonesia)	165,000	180,675
Freeport-McMoRan, Inc. company
guaranty sr. unsec. notes 4.375%, 8/1/28
(Indonesia)	375,000	396,094
Freeport-McMoRan, Inc. company
guaranty sr. unsec. unsub. notes 5.45%, 3/15/43
(Indonesia)	325,000	397,254
GCP Applied Technologies, Inc. 144A sr. unsec.
notes 5.50%, 4/15/26	285,000	293,137
Herens Holdco SARL 144A company
guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)	695,000	691,525
HudBay Minerals, Inc. 144A company
guaranty sr. unsec. notes 4.50%, 4/1/26 (Canada)	135,000	135,000
HudBay Minerals, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 4/1/29
(Canada)	80,000	85,200
Ingevity Corp. 144A company guaranty sr. unsec.
notes 3.875%, 11/1/28	260,000	258,700
Intelligent Packaging Holdco Issuer LP 144A
sr. unsec. notes 9.00%, 1/15/26 (Canada) ‡‡	195,000	198,656
Intelligent Packaging, Ltd., Finco, Inc./
Intelligent Packaging Ltd Co-Issuer,
LL 144A sr. notes 6.00%, 9/15/28 (Canada)	275,000	286,000
Kraton Polymers, LLC 144A company
guaranty sr. unsec. notes 4.25%, 12/15/25	350,000	357,000
Louisiana-Pacific Corp. 144A sr. unsec.
notes 3.625%, 3/15/29	245,000	246,531
Mauser Packaging Solutions Holding Co. 144A
sr. notes 8.50%, 4/15/24	100,000	103,500
Mauser Packaging Solutions Holding Co. 144A
sr. notes 5.50%, 4/15/24	90,000	90,900
Mercer International, Inc. 144A sr. unsec.
notes 5.125%, 2/1/29 (Canada)	195,000	200,655
NOVA Chemicals Corp. 144A sr. unsec.
sub. notes 4.25%, 5/15/29 (Canada)	165,000	166,650
Novelis Corp. 144A company guaranty sr. unsec.
bonds 5.875%, 9/30/26	650,000	676,165
Novelis Corp. 144A company guaranty sr. unsec.
notes 4.75%, 1/30/30	215,000	225,750
SCIH Salt Holdings, Inc. 144A sr. notes
4.875%, 5/1/28	130,000	129,984
SCIH Salt Holdings, Inc. 144A sr. unsec.
notes 6.625%, 5/1/29	250,000	250,625
Starfruit Finco BV/Starfruit US Holdco, LLC 144A
sr. unsec. notes 8.00%, 10/1/26 (Netherlands)	150,000	158,438
Taseko Mines, Ltd. 144A company
guaranty sr. notes 7.00%, 2/15/26 (Canada)	220,000	229,350

Putnam VT High Yield Fund 3

CORPORATE BONDS
AND NOTES (84.0%)* cont.	Principal amount	Value

Basic materials cont.
TMS International Holding Corp. 144A sr. unsec.
notes 6.25%, 4/15/29	$405,000	$425,250
Trinseo Materials Operating SCA/Trinseo Materials
Finance, Inc. 144A company guaranty sr. unsec.
notes 5.125%, 4/1/29 (Luxembourg)	365,000	373,213
Tronox, Inc. 144A company guaranty sr. unsec.
notes 4.625%, 3/15/29	250,000	252,495
United States Steel Corp. sr. unsec.
notes 6.875%, 3/1/29	340,000	363,800
Univar Solutions USA, Inc. 144A company
guaranty sr. unsec. notes 5.125%, 12/1/27	380,000	399,475
Victors Merger Corp. 144A sr. unsec.
notes 6.375%, 5/15/29	200,000	201,500
W.R. Grace & Co.-Conn. 144A company
guaranty sr. unsec. notes 4.875%, 6/15/27	235,000	249,171
		14,161,171
Broadcasting (3.0%)
Beasley Mezzanine Holdings LLC 144A company
guaranty sr. notes 8.625%, 2/1/26	520,000	524,711
Diamond Sports Group, LLC/Diamond Sports
Finance Co. 144A sr. notes 5.375%, 8/15/26	345,000	223,388
Diamond Sports Group, LLC/Diamond Sports
Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27	290,000	142,429
Entercom Media Corp. 144A company
guaranty notes 6.75%, 3/31/29	330,000	342,413
Entercom Media Corp. 144A company
guaranty notes 6.50%, 5/1/27	260,000	270,400
iHeartCommunications, Inc. company
guaranty sr. notes 6.375%, 5/1/26	160,000	170,200
iHeartCommunications, Inc. company
guaranty sr. unsec. notes 8.375%, 5/1/27	447,569	479,458
Nexstar Broadcasting, Inc. 144A sr. unsec.
notes 4.75%, 11/1/28	160,000	164,400
Nexstar Escrow, Inc. 144A sr. unsec.
notes 5.625%, 7/15/27	160,000	169,600
Scripps Escrow II, Inc. 144A sr. notes
3.875%, 1/15/29	185,000	183,526
Scripps Escrow II, Inc. 144A sr. unsec.
bonds 5.375%, 1/15/31	210,000	209,336
Sinclair Television Group, Inc. 144A company
guaranty sr. unsec. bonds 5.50%, 3/1/30	175,000	178,428
Sinclair Television Group, Inc. 144A
sr. bonds 4.125%, 12/1/30	170,000	167,025
Sirius XM Radio, Inc. 144A company
guaranty sr. unsec. notes 4.00%, 7/15/28	550,000	566,500
Spanish Broadcasting System, Inc. 144A
sr. notes 9.75%, 3/1/26	265,000	267,650
Townsquare Media, Inc. 144A sr. notes
6.875%, 2/1/26	565,000	604,550
Univision Communications, Inc. 144A company
guaranty sr. notes 9.50%, 5/1/25	170,000	187,425
Univision Communications, Inc. 144A company
guaranty sr. notes 6.625%, 6/1/27	340,000	368,407
Univision Communications, Inc. 144A company
guaranty sr. notes 4.50%, 5/1/29	175,000	176,313
Urban One, Inc. 144A company
guaranty sr. notes 7.375%, 2/1/28	35,000	37,800
		5,433,959

CORPORATE BONDS
AND NOTES (84.0%)* cont.	Principal amount	Value

Building materials (1.3%)
American Builders & Contractors Supply Co., Inc.
144A sr. notes 4.00%, 1/15/28	$375,000	$384,266
American Builders & Contractors Supply Co., Inc.
144A sr. unsec. notes 3.875%, 11/15/29	165,000	163,350
JELD-WEN, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 12/15/27	275,000	285,786
LBM Acquisition, LLC 144A company
guaranty sr. unsec. notes 6.25%, 1/15/29	250,000	251,925
Masonite International Corp. 144A company
guaranty sr. unsec. notes 5.375%, 2/1/28	125,000	132,460
Standard Industries, Inc. 144A sr. unsec.
bonds 3.375%, 1/15/31	220,000	210,586
Standard Industries, Inc. 144A sr. unsec.
notes 5.00%, 2/15/27	115,000	119,097
Standard Industries, Inc. 144A sr. unsec.
notes 4.75%, 1/15/28	30,000	31,401
Werner FinCo LP/Werner FinCo, Inc. 144A company
guaranty sr. unsec. notes 8.75%, 7/15/25	470,000	489,975
White Cap Buyer, LLC 144A sr. unsec.
notes 6.875%, 10/15/28	240,000	256,860
		2,325,706
Capital goods (6.8%)
Adient Global Holdings, Ltd. 144A company
guaranty sr. unsec. notes 4.875%, 8/15/26	200,000	205,846
Allison Transmission, Inc. 144A company
guaranty sr. unsec. bonds 3.75%, 1/30/31	345,000	339,090
Allison Transmission, Inc. 144A company
guaranty sr. unsec. notes 4.75%, 10/1/27	225,000	233,723
Amsted Industries, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 7/1/27	100,000	105,375
Amsted Industries, Inc. 144A sr. unsec.
bonds 4.625%, 5/15/30	225,000	230,625
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%,
6/30/27 (Luxembourg) ‡‡	690,000	724,500
Ardagh Metal Packaging Finance USA, LLC/Ardagh
Metal Packaging Finance PLC 144A sr. unsec.
notes 4.00%, 9/1/29	300,000	297,473
Bombardier, Inc. 144A sr. unsec. notes 7.875%,
4/15/27 (Canada)	370,000	383,875
Bombardier, Inc. 144A sr. unsec. notes 7.50%,
3/15/25 (Canada)	150,000	154,253
Bombardier, Inc. 144A sr. unsec. notes 7.50%,
12/1/24 (Canada)	50,000	52,250
Bombardier, Inc. 144A sr. unsec. notes 7.125%,
6/15/26 (Canada)	200,000	209,400
Clarios Global LP 144A company
guaranty sr. notes 6.75%, 5/15/25	347,000	369,548
Crown Cork & Seal Co., Inc. company
guaranty sr. unsec. bonds 7.375%, 12/15/26	255,000	312,375
GFL Environmental, Inc. 144A company
guaranty sr. notes 3.50%, 9/1/28 (Canada)	250,000	248,125
GFL Environmental, Inc. 144A company
guaranty sr. unsec. notes 4.75%, 6/15/29
(Canada)	85,000	87,763
GFL Environmental, Inc. 144A company
guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)	70,000	69,150
GFL Environmental, Inc. 144A sr. notes 5.125%,
12/15/26 (Canada)	305,000	322,666
Granite US Holdings Corp. 144A company
guaranty sr. unsec. notes 11.00%, 10/1/27	315,000	351,225

4 Putnam VT High Yield Fund

CORPORATE BONDS
AND NOTES (84.0%)* cont.	Principal amount	Value

Capital goods cont.
Great Lakes Dredge & Dock Corp. 144A company
guaranty sr. unsec. notes 5.25%, 6/1/29	$185,000	$190,569
Husky III Holding, Ltd. 144A sr. unsec.
notes 13.00%, 2/15/25 (Canada) ‡‡	390,000	423,150
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28	175,000	176,750
Madison IAQ, LLC 144A sr. unsec. notes
5.875%, 6/30/29	355,000	361,213
Panther BF Aggregator 2 LP/Panther
Finance Co., Inc. 144A company
guaranty sr. notes 6.25%, 5/15/26	189,000	201,344
Panther BF Aggregator 2 LP/Panther
Finance Co., Inc. 144A company
guaranty sr. unsec. notes 8.50%, 5/15/27	345,000	376,119
Park-Ohio Industries, Inc. company
guaranty sr. unsec. notes 6.625%, 4/15/27	475,000	483,455
RBS Global, Inc./Rexnord, LLC 144A sr. unsec.
notes 4.875%, 12/15/25	225,000	229,500
Sensata Technologies BV 144A company
guaranty sr. unsec. notes 4.00%, 4/15/29	575,000	583,625
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	785,000	813,052
Stevens Holding Co, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 10/1/26	375,000	402,188
Terex Corp. 144A company guaranty sr. unsec.
notes 5.00%, 5/15/29	165,000	172,013
Titan Acquisition, Ltd./Titan Co-Borrower, LLC
144A sr. unsec. notes 7.75%, 4/15/26 (Canada)	345,000	357,506
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 6.375%, 6/15/26	260,000	269,352
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 5.50%, 11/15/27	275,000	286,688
TransDigm, Inc. 144A company
guaranty sr. notes 6.25%, 3/15/26	360,000	379,800
TransDigm, Inc. 144A company guaranty sr. unsec.
sub. notes 4.875%, 5/1/29	345,000	348,278
TransDigm, Inc. 144A company guaranty sr. unsec.
sub. notes 4.625%, 1/15/29	230,000	230,081
Vertical Holdco GmbH 144A company
guaranty sr. unsec. notes 7.625%, 7/15/28
(Germany)	285,000	309,279
Waste Pro USA, Inc. 144A sr. unsec. notes
5.50%, 2/15/26	595,000	614,189
WESCO Distribution, Inc. 144A company
guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	345,000	384,278
		12,289,691
Commercial and consumer services (2.2%)
Carriage Services, Inc. 144A company
guaranty sr. unsec. notes 4.25%, 5/15/29	165,000	164,749
Garda World Security Corp. 144A sr. unsec.
notes 6.00%, 6/1/29 (Canada)	250,000	248,125
Gartner, Inc. 144A company guaranty sr. unsec.
bonds 3.75%, 10/1/30	355,000	362,100
Gartner, Inc. 144A company guaranty sr. unsec.
notes 3.625%, 6/15/29	90,000	91,350
GW B-CR Security Corp. 144A sr. unsec.
notes 9.50%, 11/1/27 (Canada)	418,000	462,935
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%,
8/1/28 (United Kingdom)	165,000	194,494
IHS Markit, Ltd. 144A company
guaranty notes 4.75%, 2/15/25 (United Kingdom)	150,000	167,813
IHS Markit, Ltd. 144A company guaranty sr. unsec.
notes 4.00%, 3/1/26 (United Kingdom)	95,000	105,569

CORPORATE BONDS
AND NOTES (84.0%)* cont.	Principal amount	Value

Commercial and consumer services cont.
Iron Mountain, Inc. 144A company
guaranty sr. unsec. bonds 5.25%, 3/15/28 R	$225,000	$235,474
Iron Mountain, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 9/15/27 R	285,000	294,619
Prime Security Services Borrower, LLC/Prime
Finance, Inc. 144A company
guaranty sr. notes 3.375%, 8/31/27	165,000	160,050
Prime Security Services Borrower, LLC/Prime
Finance, Inc. 144A notes 6.25%, 1/15/28	310,000	329,763
Sabre GLBL, Inc. 144A company
guaranty sr. notes 9.25%, 4/15/25	380,000	451,755
Shift4 Payments, LLC/Shift4 Payments Finance
Sub, Inc. 144A company guaranty sr. unsec.
notes 4.625%, 11/1/26	335,000	349,656
Square, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31	330,000	332,888
		3,951,340
Communication services (8.0%)
Altice Financing SA 144A company
guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)	205,000	200,935
Altice France Holding SA 144A company
guaranty sr. sub. notes 10.50%, 5/15/27
(Luxembourg)	345,000	383,381
Altice France Holding SA 144A company
guaranty sr. unsec. notes 6.00%, 2/15/28
(Luxembourg)	510,000	507,858
Altice France SA 144A company
guaranty sr. notes 7.375%, 5/1/26 (France)	224,000	232,944
Altice France SA 144A company
guaranty sr. notes 5.50%, 1/15/28 (France)	400,000	415,000
Altice France SA 144A company
guaranty sr. notes 5.125%, 7/15/29 (France)	280,000	281,372
CCO Holdings, LLC/CCO Holdings Capital Corp.
sr. unsec. bonds 4.50%, 5/1/32	210,000	217,613
CCO Holdings, LLC/CCO Holdings Capital Corp.
144A sr. unsec. bonds 5.375%, 6/1/29	1,295,000	1,415,565
CCO Holdings, LLC/CCO Holdings Capital Corp.
144A sr. unsec. bonds 4.75%, 3/1/30	255,000	269,663
CCO Holdings, LLC/CCO Holdings Capital Corp.
144A sr. unsec. bonds 4.50%, 8/15/30	145,000	150,976
CCO Holdings, LLC/CCO Holdings Capital Corp.
144A sr. unsec. notes 5.75%, 2/15/26	43,000	44,443
CCO Holdings, LLC/CCO Holdings Capital Corp.
144A sr. unsec. notes 5.00%, 2/1/28	380,000	398,525
CommScope Technologies, LLC 144A company
guaranty sr. unsec. notes 6.00%, 6/15/25	116,000	118,465
CSC Holdings, LLC sr. unsec. unsub. bonds
5.25%, 6/1/24	1,230,000	1,332,955
CSC Holdings, LLC 144A sr. unsec. bonds
5.75%, 1/15/30	265,000	275,269
CSC Holdings, LLC 144A sr. unsec. bonds
4.625%, 12/1/30	200,000	196,222
DISH DBS Corp. company guaranty sr. unsec.
notes 7.75%, 7/1/26	385,000	436,013
DISH DBS Corp. company guaranty sr. unsec.
unsub. notes 5.875%, 11/15/24	240,000	257,700
DISH DBS Corp. 144A company guaranty sr. unsec.
notes 5.125%, 6/1/29	345,000	340,663
Frontier Communications Corp. 144A company
guaranty sr. notes 5.875%, 10/15/27	155,000	166,044
Frontier Communications Corp. 144A notes
6.75%, 5/1/29	490,000	521,002

Putnam VT High Yield Fund 5

CORPORATE BONDS
AND NOTES (84.0%)* cont.	Principal amount	Value

Communication services cont.
Intelsat Jackson Holdings SA 144A sr. unsec.
notes 9.75%, 7/15/25 (Luxembourg) (In default) †	$925,000	$536,500
Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 5.25%, 3/15/26	145,000	149,424
Level 3 Financing, Inc. 144A company
guaranty sr. unsec. notes 4.625%, 9/15/27	105,000	108,982
Level 3 Financing, Inc. 144A company
guaranty sr. unsec. notes 4.25%, 7/1/28	280,000	284,133
Level 3 Financing, Inc. 144A company
guaranty sr. unsec. unsub. notes 3.625%, 1/15/29	165,000	159,225
Sprint Capital Corp. company guaranty sr. unsec.
unsub. notes 6.875%, 11/15/28	550,000	705,375
Sprint Corp. company guaranty sr. unsec.
notes 7.625%, 3/1/26	330,000	402,600
Sprint Corp. company guaranty sr. unsec.
sub. notes 7.875%, 9/15/23	985,000	1,119,035
Sprint Corp. company guaranty sr. unsec.
sub. notes 7.25%, 9/15/21	225,000	228,326
T-Mobile USA, Inc. company
guaranty sr. notes 3.875%, 4/15/30	55,000	61,480
T-Mobile USA, Inc. company
guaranty sr. notes 3.75%, 4/15/27	325,000	359,125
T-Mobile USA, Inc. company guaranty sr. unsec.
bonds 2.875%, 2/15/31	230,000	228,275
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 5.375%, 4/15/27	105,000	111,792
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 2.625%, 2/15/29	165,000	162,938
T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. bonds 4.75%, 2/1/28	465,000	498,131
Videotron, Ltd./Videotron Ltee. 144A sr. unsec.
notes 5.125%, 4/15/27 (Canada)	325,000	339,625
Videotron, Ltd./Videotron Ltee. 144A sr. unsec.
notes 3.625%, 6/15/29 (Canada)	190,000	193,745
Virgin Media Finance PLC 144A sr. unsec.
bonds 5.00%, 7/15/30 (United Kingdom)	200,000	202,058
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%,
1/15/27 (Netherlands)	250,000	261,250
Ziggo BV 144A company guaranty sr. notes 5.50%,
1/15/27 (Netherlands)	154,000	160,006
		14,434,633
Consumer (0.7%)
Scotts Miracle-Gro, Co. (The) company
guaranty sr. unsec. notes 4.50%, 10/15/29	455,000	472,165
Spectrum Brands, Inc. 144A company
guaranty sr. unsec. bonds 5.00%, 10/1/29	240,000	254,400
Spectrum Brands, Inc. 144A company
guaranty sr. unsec. bonds 3.875%, 3/15/31	315,000	309,528
Valvoline, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.25%, 2/15/30	195,000	201,334
		1,237,427
Consumer staples (6.2%)
1011778 BC ULC/New Red Finance, Inc. 144A
bonds 4.00%, 10/15/30 (Canada)	215,000	208,013
1011778 BC ULC/New Red Finance, Inc. 144A
company guaranty notes 4.375%, 1/15/28 (Canada)	215,000	217,956
1011778 BC ULC/New Red Finance, Inc. 144A
company guaranty sr. notes 3.875%,
1/15/28 (Canada)	365,000	369,106
1011778 BC ULC/New Red Finance, Inc. 144A
company guaranty sr. sub. notes 4.25%,
5/15/24 (Canada)	75,000	75,825

CORPORATE BONDS
AND NOTES (84.0%)* cont.	Principal amount	Value

Consumer staples cont.
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons, LLC 144A company
guaranty sr. unsec. notes 4.875%, 2/15/30	$90,000	$95,986
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons, LLC 144A company
guaranty sr. unsec. notes 4.625%, 1/15/27	310,000	324,245
Albertsons Cos., LLC/Safeway, Inc./New Albertsons
LP/Albertsons, LLC 144A company
guaranty sr. unsec. notes 7.50%, 3/15/26	365,000	400,588
Ascend Learning, LLC 144A sr. unsec.
notes 6.875%, 8/1/25	460,000	466,412
Brand Energy & Infrastructure Services, Inc. 144A
sr. unsec. notes 8.50%, 7/15/25	95,000	96,589
CDW, LLC/CDW Finance Corp. company
guaranty sr. unsec. notes 3.25%, 2/15/29	330,000	334,356
Fresh Market, Inc. (The) 144A company
guaranty sr. notes 9.75%, 5/1/23	770,000	789,520
Golden Nugget, Inc. 144A company
guaranty sr. unsec. sub. notes 8.75%, 10/1/25	250,000	263,780
Golden Nugget, Inc. 144A sr. unsec. notes
6.75%, 10/15/24	515,000	520,263
IRB Holding Corp. 144A company
guaranty sr. notes 7.00%, 6/15/25	160,000	172,803
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 4.75%, 6/1/27	240,000	251,100
Kraft Heinz Foods Co. company guaranty sr. unsec.
notes 5.00%, 7/15/35	425,000	521,314
Kraft Heinz Foods Co. company guaranty sr. unsec.
notes 3.00%, 6/1/26	261,000	277,948
Kraft Heinz Foods Co. company guaranty sr. unsec.
sub. notes 3.75%, 4/1/30	310,000	340,138
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 5/15/28	220,000	243,375
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	490,000	506,538
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	35,000	36,217
Match Group Holdings II, LLC 144A sr. unsec.
notes 4.125%, 8/1/30	70,000	71,225
Match Group Holdings II, LLC 144A sr. unsec.
bonds 5.00%, 12/15/27	314,000	330,093
Match Group Holdings II, LLC 144A sr. unsec.
unsub. notes 4.625%, 6/1/28	305,000	317,160
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29	250,000	319,313
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	120,000	139,500
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	715,000	877,612
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	165,000	200,408
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30	95,000	112,984
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25	175,000	193,594
Newell Brands, Inc. sr. unsec.
unsub. notes 4.70%, 4/1/26	295,000	328,960
Rite Aid Corp. 144A company
guaranty sr. notes 8.00%, 11/15/26	298,000	302,470
Rite Aid Corp. 144A company guaranty sr. unsec.
sub. notes 7.50%, 7/1/25	394,000	398,925
TripAdvisor, Inc. 144A company
guaranty sr. unsec. notes 7.00%, 7/15/25	300,000	322,800
VM Consolidated, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 4/15/29	345,000	351,038

6 Putnam VT High Yield Fund

CORPORATE BONDS
AND NOTES (84.0%)* cont.	Principal amount	Value

Consumer staples cont.
Yum! Brands, Inc. sr. unsec. sub. bonds
3.625%, 3/15/31	$160,000	$159,200
Yum! Brands, Inc. 144A sr. unsec. bonds
4.75%, 1/15/30	240,000	259,802
		11,197,156
Energy (oil field) (0.5%)
ChampionX corp. company guaranty sr. unsec.
notes 6.375%, 5/1/26	216,000	226,238
Nabors Industries, Inc. company
guaranty sr. unsec. notes 5.75%, 2/1/25	195,000	179,400
Nabors Industries, Inc. 144A company
guaranty sr. unsec. notes 9.00%, 2/1/25	102,000	107,100
USA Compression Partners LP/USA Compression
Finance Corp. company guaranty sr. unsec.
notes 6.875%, 4/1/26	230,000	240,925
USA Compression Partners LP/USA Compression
Finance Corp. company guaranty sr. unsec.
unsub. notes 6.875%, 9/1/27	150,000	160,242
		913,905
Energy (other) (0.1%)
Renewable Energy Group, Inc. 144A company
guaranty sr. notes 5.875%, 6/1/28	115,000	120,606
		120,606
Entertainment (1.4%)
AMC Entertainment Holdings, Inc. 144A company
guaranty sr. notes 10.50%, 4/15/25	130,000	141,050
Cinemark USA, Inc. 144A company
guaranty sr. notes 8.75%, 5/1/25	60,000	65,700
Cinemark USA, Inc. 144A company
guaranty sr. unsec. notes 5.875%, 3/15/26	275,000	287,774
Cinemark USA, Inc. 144A company
guaranty sr. unsec. notes 5.25%, 7/15/28	370,000	379,250
Constellation Merger Sub, Inc. 144A sr. unsec.
notes 8.50%, 9/15/25	485,000	477,293
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 11/1/24	35,000	35,560
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 3/15/26	205,000	213,483
Live Nation Entertainment, Inc. 144A
sr. notes 6.50%, 5/15/27	160,000	177,568
Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 4/15/27	320,000	331,200
Six Flags Theme Parks, Inc. 144A company
guaranty sr. notes 7.00%, 7/1/25	305,000	328,699
		2,437,577
Financials (8.1%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	275,000	289,762
Alliant Holdings Intermediate, LLC/Alliant
Holdings Co-Issuer 144A sr. unsec. notes
6.75%, 10/15/27	390,000	409,874
Ally Financial, Inc. company guaranty sr. unsec.
notes 8.00%, 11/1/31	730,000	1,049,045
Aretec Escrow Issuer, Inc. 144A sr. unsec.
notes 7.50%, 4/1/29	400,000	411,128
Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.10%, perpetual maturity	140,000	156,800
Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6.50%, perpetual maturity	130,000	147,225
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	125,000	135,156
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	220,000	247,500
CNO Financial Group, Inc. sr. unsec. notes
5.25%, 5/30/29	210,000	249,581

CORPORATE BONDS
AND NOTES (84.0%)* cont.	Principal amount	Value

Financials cont.
Credit Suisse Group AG 144A jr. unsec. sub. FRN
6.25%, perpetual maturity (Switzerland)	$500,000	$547,500
Deutsche Bank AG unsec. sub. FRB 3.729%, 1/14/32
(Germany)	200,000	203,526
Diversified Healthcare Trust company
guaranty sr. unsec. notes 9.75%, 6/15/25 R	685,000	758,559
Dresdner Funding Trust I 144A jr. unsec.
sub. notes 8.151%, 6/30/31	150,000	214,500
Empire Communities Corp. 144A sr. unsec.
notes 7.00%, 12/15/25 (Canada)	125,000	131,563
ESH Hospitality, Inc. 144A company
guaranty sr. unsec. notes 5.25%, 5/1/25 R	270,000	275,063
Freedom Mortgage Corp. 144A sr. unsec.
notes 8.25%, 4/15/25	295,000	307,906
Freedom Mortgage Corp. 144A sr. unsec.
notes 8.125%, 11/15/24	270,000	279,113
Freedom Mortgage Corp. 144A sr. unsec.
notes 6.625%, 1/15/27	175,000	176,094
goeasy, Ltd. 144A company guaranty sr. unsec.
notes 5.375%, 12/1/24 (Canada)	100,000	103,146
goeasy, Ltd. 144A company guaranty sr. unsec.
notes 4.375%, 5/1/26 (Canada)	195,000	198,900
Home Point Capital, Inc. 144A company
guaranty sr. unsec. notes 5.00%, 2/1/26	165,000	153,863
HUB International, Ltd. 144A sr. unsec.
notes 7.00%, 5/1/26	335,000	347,425
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.75%, 2/1/24	135,000	137,893
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.25%, 5/15/26	365,000	387,265
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 5.25%, 5/15/27	185,000	191,012
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. 144A company guaranty sr. unsec.
notes 5.25%, 5/15/27	75,000	77,438
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. 144A company guaranty sr. unsec.
notes 4.375%, 2/1/29	165,000	164,175
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26 R	260,000	272,350
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24 R	420,000	442,050
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25 R	330,000	339,488
Ladder Capital Finance Holdings, LLLP/Ladder
Capital Finance Corp. 144A company
guaranty sr. unsec. notes 4.75%, 6/15/29 R	180,000	180,000
Ladder Capital Finance Holdings, LLLP/Ladder
Capital Finance Corp. 144A company
guaranty sr. unsec. unsub. notes 5.25%, 10/1/25 R	90,000	91,575
Ladder Capital Finance Holdings, LLLP/Ladder
Capital Finance Corp. 144A sr. unsec.
notes 4.25%, 2/1/27 R	305,000	304,619
Lloyds Banking Group PLC jr. unsec. sub. FRB
7.50%, perpetual maturity (United Kingdom)	328,000	373,100
Nationstar Mortgage Holdings, Inc. 144A company
guaranty sr. unsec. notes 6.00%, 1/15/27	150,000	155,442
Nationstar Mortgage Holdings, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 8/15/28	270,000	272,195
Nationstar Mortgage Holdings, Inc. 144A company
guaranty sr. unsec. notes 5.125%, 12/15/30	100,000	99,500

Putnam VT High Yield Fund 7

CORPORATE BONDS
AND NOTES (84.0%)* cont.	Principal amount	Value

Financials cont.
OneMain Finance Corp. company guaranty sr.
unsec. notes 8.875%, 6/1/25	$75,000	$83,152
OneMain Finance Corp. company guaranty sr.
unsec. sub. notes 7.125%, 3/15/26	160,000	186,354
OneMain Finance Corp. company guaranty sr.
unsec. sub. notes 6.625%, 1/15/28	255,000	292,322
OneMain Finance Corp. company guaranty sr.
unsec. unsub. notes 6.875%, 3/15/25	205,000	231,363
OneMain Finance Corp. company guaranty sr.
unsec. unsub. notes 5.375%, 11/15/29	330,000	358,954
OneMain Finance Corp. company guaranty sr.
unsec. notes 4.00%, 9/15/30	170,000	168,513
PennyMac Financial Services, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 10/15/25	305,000	321,013
PennyMac Financial Services, Inc. 144A company
guaranty sr. unsec. notes 4.25%, 2/15/29	85,000	81,890
PHH Mortgage Corp. 144A company
guaranty sr. notes 7.875%, 3/15/26	520,000	537,472
Provident Funding Associates LP/PFG Finance Corp.
144A sr. unsec. notes 6.375%, 6/15/25	505,000	511,313
Service Properties Trust company
guaranty sr. unsec. unsub. notes 7.50%, 9/15/25 R	120,000	135,864
Societe Generale SA 144A jr. unsec. sub. FRN
4.75%, perpetual maturity (France)	255,000	264,244
Societe Generale SA 144A jr. unsec.
sub. notes 5.375%, perpetual maturity (France)	260,000	276,076
Starwood Property Trust, Inc. sr. unsec.
notes 4.75%, 3/15/25 R	420,000	436,800
USIS Merger Sub, Inc. 144A sr. unsec.
notes 6.875%, 5/1/25	300,000	303,759
		14,470,420
Gaming and lottery (2.4%)
Boyd Gaming Corp. company guaranty sr. unsec.
notes 4.75%, 12/1/27	155,000	160,425
Boyd Gaming Corp. 144A sr. unsec. bonds
4.75%, 6/15/31	345,000	357,938
Boyd Gaming Corp. 144A sr. unsec. notes
8.625%, 6/1/25	140,000	154,332
Caesars Entertainment, Inc. 144A sr. notes
6.25%, 7/1/25	515,000	545,900
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A
company guaranty sr. unsec. notes 5.25%, 10/15/25	615,000	621,150
Penn National Gaming, Inc. 144A sr. unsec.
notes 5.625%, 1/15/27	425,000	441,469
Raptor Acquisition Corp./Raptor Co-Issuer, LLC
144A sr. notes 4.875%, 11/1/26	105,000	106,468
Scientific Games International, Inc. 144A company
guaranty sr. unsec. notes 7.25%, 11/15/29	500,000	564,000
Scientific Games International, Inc. 144A
sr. unsec. notes 7.00%, 5/15/28	145,000	158,369
Station Casinos, LLC 144A sr. unsec. notes
4.50%, 2/15/28	305,000	310,199
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
144A company guaranty sr. unsec.
sub. notes 5.25%, 5/15/27	415,000	445,752
Wynn Resorts Finance, LLC/Wynn Resorts
Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29	395,000	417,219
Wynn Resorts Finance, LLC/Wynn Resorts
Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25	90,000	96,975
		4,380,196

CORPORATE BONDS
AND NOTES (84.0%)* cont.	Principal amount	Value

Health care (7.2%)
Air Methods Corp. 144A sr. unsec. notes
8.00%, 5/15/25	$435,000	$411,075
Bausch Health Americas, Inc. 144A sr. unsec.
notes 8.50%, 1/31/27	395,000	429,563
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 7.25%, 5/30/29	290,000	296,354
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 7.00%, 1/15/28	145,000	149,350
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 6.25%, 2/15/29	220,000	217,591
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 6.125%, 4/15/25	480,000	492,000
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 5.00%, 2/15/29	130,000	121,225
Bausch Health Cos., Inc. 144A sr. notes
4.875%, 6/1/28	280,000	286,580
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	155,000	159,228
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	680,000	746,300
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26	250,000	261,250
Centene Escrow I Corp. 144A sr. unsec.
notes 5.375%, 6/1/26	145,000	151,525
Charles River Laboratories International, Inc.
144A company guaranty sr. unsec. notes
4.00%, 3/15/31	160,000	166,000
Charles River Laboratories International, Inc.
144A company guaranty sr. unsec. notes
3.75%, 3/15/29	145,000	146,631
CHS/Community Health Systems, Inc. 144A company
guaranty sr. notes 8.00%, 3/15/26	245,000	263,988
CHS/Community Health Systems, Inc. 144A company
guaranty sr. notes 6.00%, 1/15/29	35,000	37,363
CHS/Community Health Systems, Inc. 144A company
guaranty sr. notes 5.625%, 3/15/27	135,000	143,775
CHS/Community Health Systems, Inc. 144A company
guaranty sr. unsec. sub. notes 6.875%, 4/1/28	240,000	237,408
CHS/Community Health Systems, Inc. 144A jr.
notes 6.875%, 4/15/29	335,000	350,567
CHS/Community Health Systems, Inc. 144A
sr. notes 6.625%, 2/15/25	310,000	327,822
Elanco Animal Health, Inc. sr. unsec.
notes Ser. WI, 5.90%, 8/28/28	340,000	397,892
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A
company guaranty notes 9.50%, 7/31/27 (Ireland)	118,000	120,360
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A
company guaranty sr. unsec. notes 6.00%, 6/30/28
(Ireland)	149,000	100,479
Endo Luxembourg Finance Co. I SARL/Endo US, Inc.
144A company guaranty sr. notes 6.125%, 4/1/29
(Luxembourg)	130,000	127,400
Global Medical Response, Inc. 144A
sr. notes 6.50%, 10/1/25	160,000	164,600
HCA, Inc. company guaranty sr. unsec.
notes 5.625%, 9/1/28	5,000	5,925
HCA, Inc. company guaranty sr. unsec.
notes 5.375%, 9/1/26	325,000	373,994
HCA, Inc. company guaranty sr. unsec.
notes 3.50%, 9/1/30	150,000	159,806
Jazz Securities DAC 144A company
guaranty sr. unsub. notes 4.375%, 1/15/29
(Ireland)	600,000	622,080

8 Putnam VT High Yield Fund

CORPORATE BONDS
AND NOTES (84.0%)* cont.	Principal amount	Value

Health care cont.
Mallinckrodt International Finance
SA/Mallinckrodt CB, LLC 144A company
guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)	$426,000	$430,260
Organon Finance 1, LLC 144A sr. notes
4.125%, 4/30/28	350,000	356,930
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical
Diagnostics SA 144A sr. unsec. notes 7.375%, 6/1/25	75,000	80,531
Owens & Minor, Inc. 144A sr. unsec. notes
4.50%, 3/31/29	390,000	400,725
Service Corp. International sr. unsec.
bonds 5.125%, 6/1/29	435,000	471,975
Service Corp. International sr. unsec.
notes 3.375%, 8/15/30	125,000	122,475
Service Corp. International sr. unsec.
sub. notes 4.00%, 5/15/31	175,000	178,618
Tenet Healthcare Corp. company
guaranty sr. notes 4.625%, 7/15/24	110,000	111,617
Tenet Healthcare Corp. 144A company
guaranty notes 6.25%, 2/1/27	155,000	161,781
Tenet Healthcare Corp. 144A company
guaranty sr. notes 7.50%, 4/1/25	75,000	81,010
Tenet Healthcare Corp. 144A company
guaranty sr. notes 5.125%, 11/1/27	620,000	650,225
Tenet Healthcare Corp. 144A company
guaranty sr. notes 4.875%, 1/1/26	750,000	777,900
Tenet Healthcare Corp. 144A company
guaranty sr. notes 4.25%, 6/1/29	420,000	425,250
Teva Pharmaceutical Finance IV BV company
guaranty sr. unsec. unsub. notes 3.65%, 11/10/21
(Israel)	120,000	120,906
Teva Pharmaceutical Finance Netherlands III BV
company guaranty sr. unsec. notes 6.75%, 3/1/28
(Israel)	665,000	728,175
Teva Pharmaceutical Finance Netherlands III BV
company guaranty sr. unsec. notes 6.00%, 4/15/24
(Israel)	300,000	318,000
		12,884,509
Homebuilding (1.3%)
Brookfield Residential Properties, Inc./
Brookfield Residential US Corp. 144A sr.
unsec. notes 5.00%, 6/15/29 (Canada)	350,000	352,625
Mattamy Group Corp. 144A sr. unsec. notes 5.25%,
12/15/27 (Canada)	430,000	449,350
Mattamy Group Corp. 144A sr. unsec. notes 4.625%,
3/1/30 (Canada)	435,000	444,353
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 7.875%, 6/15/32	390,000	561,600
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A
company guaranty sr. unsec. notes 5.75%, 1/15/29	295,000	308,390
Taylor Morrison Communities, Inc. 144A sr. unsec.
bonds 5.125%, 8/1/30	220,000	238,454
		2,354,772
Leisure (0.5%)
MajorDrive Holdings IV LLC 144A sr. unsec.
notes 6.375%, 6/1/29	900,000	897,750
		897,750
Lodging/Tourism (0.6%)
Full House Resorts, Inc. 144A company
guaranty sr. notes 8.25%, 2/15/28	305,000	332,450
Hilton Worldwide Finance, LLC/Hilton Worldwide
Finance Corp. company guaranty sr. unsec.
notes 4.875%, 4/1/27	365,000	380,513

CORPORATE BONDS
AND NOTES (84.0%)* cont.	Principal amount	Value

Lodging/Tourism cont.
SugarHouse HSP Gaming Prop. Mezz LP/
SugarHouse HSP Gaming Finance Corp.
144A company guaranty sr. unsub. notes
5.875%, 5/15/25	$370,000	$365,375
		1,078,338
Media (0.8%)
Lions Gate Capital Holdings, LLC 144A company
guaranty sr. unsec. notes 5.50%, 4/15/29	470,000	494,088
Nielsen Co. Luxembourg SARL (The) 144A company
guaranty sr. unsec. notes 5.00%, 2/1/25
(Luxembourg)	255,000	262,331
Nielsen Finance, LLC/Nielsen Finance Co. 144A
company guaranty sr. unsec. notes 5.625%, 10/1/28	250,000	264,023
Nielsen Finance, LLC/Nielsen Finance Co. 144A
company guaranty sr. unsec. notes 4.50%, 7/15/29	185,000	185,518
Nielsen Finance, LLC/Nielsen Finance Co. 144A
sr. unsec. bonds 4.75%, 7/15/31	185,000	185,463
		1,391,423
Oil and gas (11.2%)
Antero Midstream Partners LP/Antero Midstream
Finance Corp. 144A company guaranty sr. unsec.
notes 7.875%, 5/15/26	190,000	212,300
Antero Resources Corp. 144A company
guaranty sr. unsec. notes 8.375%, 7/15/26	205,000	233,188
Antero Resources Corp. 144A company
guaranty sr. unsec. notes 7.625%, 2/1/29	115,000	127,650
Antero Resources Corp. 144A sr. unsec.
notes 5.375%, 3/1/30	100,000	102,063
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	165,000	172,838
Apache Corp. sr. unsec. unsub. notes
4.875%, 11/15/27	100,000	108,299
Apache Corp. sr. unsec. unsub. notes
4.375%, 10/15/28	465,000	494,993
Baytex Energy Corp. 144A company
guaranty sr. unsec. sub. notes 5.625%, 6/1/24
(Canada)	95,000	95,713
Callon Petroleum Co. company guaranty sr. unsec.
notes 6.125%, 10/1/24	420,000	414,032
Callon Petroleum Co. 144A company
guaranty notes 9.00%, 4/1/25	255,000	277,950
Callon Petroleum Co. 144A company
guaranty sr. unsec. notes 8.00%, 8/1/28	205,000	207,306
Centennial Resource Production, LLC 144A company
guaranty sr. unsec. notes 6.875%, 4/1/27	245,000	250,539
Centennial Resource Production, LLC 144A company
guaranty sr. unsec. notes 5.375%, 1/15/26	375,000	367,500
Cheniere Energy Partners LP 144A company
guaranty sr. unsec. bonds 4.00%, 3/1/31	260,000	271,700
Comstock Resources, Inc. 144A company
guaranty sr. unsec. notes 7.50%, 5/15/25	96,000	99,600
Comstock Resources, Inc. 144A company
guaranty sr. unsec. notes 5.875%, 1/15/30	355,000	362,100
Comstock Resources, Inc. 144A sr. unsec.
notes 6.75%, 3/1/29	300,000	319,569
Continental Resources, Inc. company
guaranty sr. unsec. bonds 4.90%, 6/1/44	255,000	288,150
Continental Resources, Inc. company
guaranty sr. unsec. notes 4.375%, 1/15/28	195,000	215,719
Continental Resources, Inc. 144A company
guaranty sr. unsec. bonds 5.75%, 1/15/31	615,000	736,463
CrownRock LP/CrownRock Finance, Inc. 144A
sr. unsec. notes 5.00%, 5/1/29	295,000	309,824

Putnam VT High Yield Fund 9

CORPORATE BONDS
AND NOTES (84.0%)* cont.	Principal amount	Value

Oil and gas cont.
DCP Midstream Operating LP company
guaranty sr. unsec. notes 5.625%, 7/15/27	$160,000	$181,600
DCP Midstream Operating LP 144A company
guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	485,000	583,213
Devon Energy Corp. sr. unsec. unsub. bonds
7.95%, 4/15/32	400,000	568,207
Devon Energy Corp. sr. unsec. unsub. bonds
7.875%, 9/30/31	155,000	216,613
Devon Energy Corp. sr. unsec. unsub. bonds
5.60%, 7/15/41	125,000	154,559
DT Midstream, Inc. 144A sr. unsec. bonds
4.375%, 6/15/31	140,000	143,051
DT Midstream, Inc. 144A sr. unsec. notes
4.125%, 6/15/29	105,000	106,610
Encino Acquisition Partners Holdings, LLC 144A
company guaranty sr. unsec. notes 8.50%, 5/1/28	435,000	443,700
Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. bonds 5.75%, 1/30/28	765,000	815,681
Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. notes 6.625%, 7/15/25	340,000	363,800
EnLink Midstream, LLC 144A company
guaranty sr. unsec. notes 5.625%, 1/15/28	445,000	470,094
EQT Corp. sr. unsec. notes 8.50%, 2/1/30	185,000	241,038
EQT Corp. sr. unsec. notes 5.00%, 1/15/29	35,000	39,024
Global Partners LP/GLP Finance Corp. company
guaranty sr. unsec. notes 6.875%, 1/15/29	50,000	53,625
Hess Midstream Operations LP 144A company
guaranty sr. unsec. notes 5.125%, 6/15/28	345,000	361,819
Hess Midstream Operations LP 144A company
guaranty sr. unsec. sub. notes 5.625%, 2/15/26	555,000	578,865
Hilcorp Energy I LP/Hilcorp Finance Co. 144A
sr. unsec. bonds 6.00%, 2/1/31	85,000	90,100
Hilcorp Energy I LP/Hilcorp Finance Co. 144A
sr. unsec. notes 5.75%, 2/1/29	85,000	88,613
Holly Energy Partners LP/Holly Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 5.00%, 2/1/28	365,000	373,213
Indigo Natural Resources, LLC 144A sr. unsec.
notes 5.375%, 2/1/29	655,000	684,475
ITT Holdings, LLC 144A sr. unsec. notes
6.50%, 8/1/29	385,000	392,219
MEG Energy Corp. 144A company guaranty sr. unsec.
notes 5.875%, 2/1/29 (Canada)	40,000	41,900
MEG Energy Corp. 144A notes 6.50%, 1/15/25
(Canada)	399,000	412,466
Nabors Industries, Ltd. 144A company
guaranty sr. unsec. notes 7.25%, 1/15/26	150,000	147,000
Northriver Midstream Finance LP 144A
sr. notes 5.625%, 2/15/26 (Canada)	250,000	258,750
Oasis Petroleum, Inc. 144A company
guaranty sr. unsec. notes 6.375%, 6/1/26	175,000	182,478
Occidental Petroleum Corp. sr. unsec.
bonds 6.625%, 9/1/30	235,000	282,000
Occidental Petroleum Corp. sr. unsec.
bonds 6.125%, 1/1/31	85,000	100,005
Occidental Petroleum Corp. sr. unsec.
sub. bonds 6.20%, 3/15/40	515,000	582,321
Occidental Petroleum Corp. sr. unsec.
sub. notes 6.45%, 9/15/36	615,000	735,294
Ovintiv, Inc. company guaranty sr. unsec.
bonds 6.50%, 8/15/34	70,000	92,408

CORPORATE BONDS
AND NOTES (84.0%)* cont.	Principal amount	Value

Oil and gas cont.
Ovintiv, Inc. company guaranty sr. unsec.
unsub. bonds 7.375%, 11/1/31	$260,000	$345,204
Ovintiv, Inc. company guaranty sr. unsec.
unsub. bonds 6.625%, 8/15/37	70,000	93,400
Ovintiv, Inc. company guaranty sr. unsec.
unsub. notes 8.125%, 9/15/30	125,000	170,349
PBF Holding Co., LLC/PBF Finance Corp. 144A
company guaranty sr. notes 9.25%, 5/15/25	285,000	287,106
Precision Drilling Corp. 144A company
guaranty sr. unsec. notes 7.125%, 1/15/26
(Canada)	450,000	464,625
Precision Drilling Corp. 144A company
guaranty sr. unsec. notes 6.875%, 1/15/29
(Canada)	80,000	82,400
Rattler Midstream LP 144A company
guaranty sr. unsec. notes 5.625%, 7/15/25	230,000	241,788
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	145,000	148,988
SM Energy Co. sr. unsec. unsub. notes
6.75%, 9/15/26	135,000	137,363
SM Energy Co. sr. unsec. unsub. notes
6.50%, 7/15/28	280,000	287,700
SM Energy Co. 144A company guaranty notes
10.00%, 1/15/25	215,000	242,593
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 7.50%, 10/1/25	85,000	93,075
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 6.00%, 12/31/30	295,000	306,688
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 5.50%, 1/15/28	370,000	376,475
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. notes 6.875%, 1/15/29	130,000	146,462
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. notes 6.50%, 7/15/27	155,000	167,977
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. notes 5.50%, 3/1/30	175,000	192,441
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	140,000	147,700
Transocean Pontus, Ltd. 144A company
guaranty sr. notes 6.125%, 8/1/25
(Cayman Islands)	155,875	157,044
Transocean Poseidon, Ltd. 144A company
guaranty sr. notes 6.875%, 2/1/27	235,000	236,175
Transocean, Inc. 144A company guaranty sr. unsec.
notes 11.50%, 1/30/27	210,000	224,426
Viper Energy Partners LP 144A company
guaranty sr. unsec. notes 5.375%, 11/1/27	50,000	52,086
		20,054,302
Publishing (0.8%)
Cengage Learning, Inc. 144A sr. unsec.
unsub. notes 9.50%, 6/15/24	400,000	409,500
Meredith Corp. company guaranty sr. unsec.
notes 6.875%, 2/1/26	571,000	593,840
Meredith Corp. 144A company guaranty sr. unsec.
notes 6.50%, 7/1/25	160,000	172,600
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	260,000	262,600
		1,438,540

10 Putnam VT High Yield Fund

CORPORATE BONDS
AND NOTES (84.0%)* cont.	Principal amount	Value

Retail (1.1%)
BCPE Ulysses Intermediate, Inc. 144A sr. unsec.
notes 7.75%, 4/1/27 ‡‡	$240,000	$246,000
L Brands, Inc. company guaranty sr. unsec.
bonds 6.75%, perpetual maturity	165,000	206,663
L Brands, Inc. company guaranty sr. unsec.
notes 7.50%, perpetual maturity	345,000	406,238
L Brands, Inc. 144A company guaranty sr. unsec.
notes 9.375%, 7/1/25	70,000	90,475
L Brands, Inc. 144A company guaranty sr. unsec.
unsub. bonds 6.625%, 10/1/30	150,000	173,625
PetSmart Inc/PetSmart Finance Corp. 144A company
guaranty sr. unsec. notes 7.75%, 2/15/29	265,000	292,163
Victoria’s Secret & Co. 144A sr. unsec.
notes 4.625%, 7/15/29	105,000	105,000
Wolverine World Wide, Inc. 144A company
guaranty sr. unsec. bonds 5.00%, 9/1/26	325,000	333,125
Wolverine World Wide, Inc. 144A company
guaranty sr. unsec. notes 6.375%, 5/15/25	190,000	202,135
		2,055,424
Technology (4.8%)
Ahead DB Holdings, LLC 144A company
guaranty sr. unsec. notes 6.625%, 5/1/28	375,000	387,953
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	130,000	128,538
Arches Buyer, Inc. 144A sr. unsec. notes
6.125%, 12/1/28	50,000	51,500
Banff Merger Sub, Inc. 144A sr. unsec.
notes 9.75%, 9/1/26	345,000	363,113
Black Knight InfoServ, LLC 144A company
guaranty sr. unsec. notes 3.625%, 9/1/28	250,000	248,740
Boxer Parent Co., Inc. 144A company
guaranty sr. notes 7.125%, 10/2/25	185,000	197,950
Boxer Parent Co., Inc. 144A notes 9.125%, 3/1/26	255,000	269,158
BY Crown Parent LLC/BY Bond Finance, Inc. 144A
company guaranty sr. notes 4.25%, 1/31/26	125,000	130,938
Clarivate Science Holdings Corp. 144A sr. unsec.
notes 4.875%, 6/30/29	250,000	256,563
CommScope Finance, LLC 144A sr. notes
6.00%, 3/1/26	140,000	147,798
CommScope, Inc. 144A company guaranty sr. unsec.
notes 8.25%, 3/1/27	245,000	261,856
Crowdstrike Holdings, Inc. company
guaranty sr. unsec. notes 3.00%, 2/15/29	305,000	305,290
Dell International, LLC/EMC Corp. company
guaranty sr. notes 6.02%, 6/15/26	375,000	450,197
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. unsec. notes
7.125%, 6/15/24	35,000	35,900
Diebold Nixdorf, Inc. company guaranty sr. unsec.
sub. notes 8.50%, 4/15/24	350,000	358,313
Diebold Nixdorf, Inc. 144A company
guaranty sr. notes 9.375%, 7/15/25	155,000	171,856
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	350,000	360,063
Microchip Technology, Inc. company
guaranty sr. unsec. notes 4.25%, 9/1/25	260,000	272,965
Plantronics, Inc. 144A company
guaranty sr. unsec. notes 4.75%, 3/1/29	530,000	526,147
Qorvo, Inc. 144A company guaranty sr. unsec.
bonds 3.375%, 4/1/31	265,000	276,188
Rocket Software, Inc. 144A sr. unsec.
notes 6.50%, 2/15/29	605,000	598,950

CORPORATE BONDS
AND NOTES (84.0%)* cont.	Principal amount	Value

Technology cont.
SS&C Technologies, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 9/30/27	$210,000	$222,338
Tempo Acquisition, LLC/Tempo Acquisition
Finance Corp. 144A company
guaranty sr. notes 5.75%, 6/1/25	215,000	226,288
Tempo Acquisition, LLC/Tempo Acquisition
Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25	915,000	930,445
TTM Technologies, Inc. 144A company
guaranty sr. unsec. notes 4.00%, 3/1/29	250,000	250,000
Twilio, Inc. company guaranty sr. unsec.
notes 3.875%, 3/15/31	175,000	179,594
Twilio, Inc. company guaranty sr. unsec.
notes 3.625%, 3/15/29	335,000	341,700
Western Digital Corp. company guaranty sr. unsec.
notes 4.75%, 2/15/26	170,000	188,913
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
144A company guaranty sr. unsec. notes
3.875%, 2/1/29	530,000	526,688
		8,665,942
Textiles (0.5%)
Hanesbrands, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 5/15/25	125,000	132,344
Hanesbrands, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	325,000	344,500
Levi Strauss & Co. 144A sr. unsec.
sub. bonds 3.50%, 3/1/31	400,000	397,680
		874,524
Toys (0.3%)
Mattel, Inc. 144A company guaranty sr. unsec.
notes 5.875%, 12/15/27	120,000	130,800
Mattel, Inc. 144A company guaranty sr. unsec.
notes 3.75%, 4/1/29	245,000	254,800
Mattel, Inc. 144A company guaranty sr. unsec.
notes 3.375%, 4/1/26	65,000	67,438
		453,038
Transportation (1.4%)
American Airlines, Inc./AAdvantage Loyalty IP,
Ltd. 144A company guaranty sr. notes
5.75%, 4/20/29	325,000	351,406
American Airlines, Inc./AAdvantage Loyalty IP,
Ltd. 144A company guaranty sr. notes
5.50%, 4/20/26	325,000	344,094
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A
company guaranty sr. notes 4.75%, 10/20/28	480,000	533,644
United Airlines, Inc. 144A company
guaranty sr. notes 4.625%, 4/15/29	130,000	134,550
United Airlines, Inc. 144A company
guaranty sr. notes 4.375%, 4/15/26	130,000	134,573
Watco Cos LLC/Watco Finance Corp. 144A sr. unsec.
notes 6.50%, 6/15/27	895,000	957,650
		2,455,917
Utilities and power (2.4%)
Buckeye Partners LP sr. unsec. bonds
5.85%, 11/15/43	195,000	193,538
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	80,000	81,400
Buckeye Partners LP 144A sr. unsec. notes
4.50%, 3/1/28	120,000	123,037
Calpine Corp. 144A company
guaranty sr. notes 5.25%, 6/1/26	168,000	172,830
Calpine Corp. 144A company
guaranty sr. notes 4.50%, 2/15/28	460,000	469,200
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	65,000	64,675
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29	35,000	34,410

Putnam VT High Yield Fund 11

CORPORATE BONDS
AND NOTES (84.0%)* cont.	Principal amount	Value

Technology cont.
Colorado Interstate Gas Co., LLC company
guaranty sr. unsec. notes 6.85%, 6/15/37	$445,000	$588,416
Energy Transfer LP jr. unsec. sub. FRN 6.625%,
perpetual maturity	760,000	743,850
NRG Energy, Inc. company guaranty sr. unsec.
notes 7.25%, 5/15/26	75,000	77,813
NRG Energy, Inc. company guaranty sr. unsec.
notes 6.625%, 1/15/27	80,000	82,818
NRG Energy, Inc. 144A company
guaranty sr. bonds 4.45%, 6/15/29	210,000	231,794
NRG Energy, Inc. 144A sr. unsec. bonds
5.25%, 6/15/29	155,000	164,881
Pacific Gas and Electric Co. company
guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	310,000	316,991
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27	85,000	87,951
Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. escrow company
guaranty sr. notes 11.50%, 10/1/21 F	415,000	12
Vistra Operations Co., LLC 144A company
guaranty sr. notes 4.30%, 7/15/29	135,000	146,734
Vistra Operations Co., LLC 144A company
guaranty sr. unsec. notes 5.625%, 2/15/27	185,000	191,938
Vistra Operations Co., LLC 144A company
guaranty sr. unsec. notes 5.50%, 9/1/26	270,000	278,438
Vistra Operations Co., LLC 144A company
guaranty sr. unsec. sub. notes 5.00%, 7/31/27	200,000	205,326
		4,256,052

Total corporate bonds and notes (cost $144,386,600)		$150,842,483

SENIOR LOANS (8.9%)* [c]	Principal amount	Value

Basic materials (1.6%)
Acproducts Holdings, Inc. bank term loan FRN
Ser. B, (1 Month US LIBOR + 4.25%), 4.75%, 6/30/28	$75,000	$74,572
Alpha 3 BV bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 2.50%), 3.00%, 3/18/28	195,000	193,904
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1,
(BBA LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/27	551,618	549,836
Diamond BC BV bank term loan FRN (BBA LIBOR
USD 3 Month + 3.00%), 3.186%, 9/6/24	237,479	236,045
Herens US Holdco Corp. bank term loan FRN Ser. B,
(1 Month US LIBOR + 4.00%), 4.75%, 4/30/28	50,000	50,027
Klockner-Pentaplast of America, Inc. bank term
loan FRN (BBA LIBOR USD 3 Month + 4.75%),
5.25%, 2/9/26	214,463	215,535
SCIH Salt Holdings, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 4.00%),
4.75%, 3/16/27	395,000	395,660
Solenis International, LLC bank term loan FRN
(BBA LIBOR USD 3 Month + 8.50%), 8.635%, 6/26/26	205,000	204,334
Solenis International, LLC bank term loan FRN
(BBA LIBOR USD 3 Month + 4.00%), 4.135%, 6/26/25	663,400	662,691
Starfruit US Holdco, LLC bank term loan FRN
Ser. B, (1 Month US LIBOR + 3.00%), 3.133%, 10/1/25	272,547	270,334
TMS International Corp./DE bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 2.75%),
3.75%, 8/14/24	99,500	99,127
		2,952,065

SENIOR LOANS (8.9%)* [c] cont.	Principal amount	Value

Capital goods (0.8%)
Adient US, LLC bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.50%), 3.604%, 4/1/28	$155,000	$154,952
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.25%), 3.354%, 4/3/24	402,071	392,084
Filtration Group Corp. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.75%), 4.50%, 3/29/25	188,575	188,575
Staples, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 5.00%), 5.176%, 4/12/26	68,288	66,453
Titan Acquisition, Ltd. (United Kingdom) bank
term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.00%), 3.167%, 3/28/25	343,333	337,081
Vertiv Group Corp. bank term loan FRN Ser. B,
(1 Month US LIBOR + 2.75%), 2.836%, 3/2/27	365,179	362,699
		1,501,844
Consumer cyclicals (2.5%)
AMC Entertainment Holdings, Inc. bank term loan
FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%),
3.086%, 4/22/26	324,135	303,808
AppleCaramel Buyer, LLC bank term loan FRN
(BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	333,512	333,929
Clear Channel Outdoor Holdings, Inc. bank term
loan FRN Ser. B, (1 Month US LIBOR + 3.50%),
3.686%, 8/21/26	442,125	431,258
Cornerstone Building Brands, Inc. bank term loan
FRN (BBA LIBOR USD 3 Month + 3.25%),
3.75%, 4/12/28	181,734	181,462
CPG International, Inc. bank term loan FRN
(BBA LIBOR USD 3 Month + 2.50%), 3.25%, 5/5/24	229,591	229,263
Garda World Security Corp. bank term loan FRN
Ser. B, (1 Month US LIBOR + 4.25%), 4.35%, 10/30/26	292,003	293,150
Golden Nugget, LLC bank term loan FRN (BBA LIBOR
USD 3 Month + 12.00%), 13.00%, 10/4/23	85,000	94,350
iHeartCommunications, Inc. bank term loan FRN
(BBA LIBOR USD 3 Month + 4.00%), 4.75%, 5/1/26	227,700	227,700
iHeartCommunications, Inc. bank term loan FRN
Ser. B, (1 Month US LIBOR + 3.00%), 3.104%, 5/1/26	128,050	126,850
MajorDrive Holdings IV, LLC bank term loan FRN
(BBA LIBOR USD 3 Month + 4.00%), 4.50%, 5/12/28	585,000	585,181
Navistar, Inc. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.50%), 3.60%, 11/6/24	726,450	726,450
Robertshaw Holdings Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	270,000	232,200
Robertshaw Holdings Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	187,010	180,464
Terrier Media Buyer, Inc. bank term loan FRN
(1 Month US LIBOR + 3.50%), 3.604%, 12/17/26	265,964	264,485
Werner Finco LP bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	178,608	178,162
		4,388,712
Consumer staples (0.4%)
Brand Industrial Services, Inc. bank term loan
FRN (BBA LIBOR USD 3 Month + 4.25%),
5.25%, 6/21/24	580,169	570,288
IRB Holding Corp. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/27	119,400	119,326
		689,614
Energy (0.5%)
Blackstone CQP Holdco LP bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.75%),
4.25%, 5/27/28	415,000	413,133
ChampionX Holding, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 5.00%),
6.00%, 6/3/27	509,736	519,293
		932,426

12 Putnam VT High Yield Fund

SENIOR LOANS (8.9%)* [c] cont.	Principal amount	Value

Financials (0.1%)
HUB International, Ltd. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.25%),
4.00%, 4/25/25	$182,234	$182,107
		182,107
Health care (1.4%)
Global Medical Response, Inc. bank term loan FRN
(BBA LIBOR USD 3 Month + 4.75%), 5.75%, 10/5/25	660,306	662,782
Jazz Financing Lux SARL bank term loan FRN
Ser. B, (1 Month US LIBOR + 3.50%), 4.00%,
4/22/28 (Luxembourg)	725,000	727,037
One Call Corp. bank term loan FRN Ser. B,
(1 Month US LIBOR + 5.50%), 6.25%, 4/7/27	395,000	398,950
Ortho-Clinical Diagnostics, Inc. bank term loan
FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%),
3.089%, 6/30/25	260,989	260,710
Quorum Health Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 8.25%), 9.25%, 4/29/25	383,984	388,304
		2,437,783
Technology (1.3%)
Arches Buyer, Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 3.25%), 3.75%, 12/6/27	557,424	555,646
Epicor Software Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 7.75%), 8.75%, 7/30/28	170,000	175,420
Epicor Software Corp. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.25%), 4.00%, 7/30/27	272,938	272,517
Greeneden US Holdings II, LLC bank term loan FRN
(BBA LIBOR USD 3 Month + 4.00%), 4.75%, 10/8/27	354,113	354,746
Polaris Newco, LLC bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/3/28	410,000	410,976
Rocket Software, Inc. bank term loan FRN (1 Month
US LIBOR + 4.25%), 4.75%, 11/28/25	175,000	171,763
UKG, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 6.75%), 7.50%, 5/3/27	115,000	116,820
UKG, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 3.25%), 4.00%, 5/3/26	347,379	347,581
		2,405,469
Transportation (0.3%)
American Airlines, Inc. bank term loan FRN
(BBA LIBOR USD 3 Month + 4.75%), 5.50%, 3/24/28	150,000	156,263
United Airlines, Inc. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.75%), 4.50%, 4/14/28	334,163	338,246
		494,509

Total senior loans (cost $15,853,879)		$15,984,529

COMMON STOCKS (1.4%)*	Shares	Value

Altice USA, Inc. Class A †	7,820	$266,975
General Motors Co. †	3,460	204,728
iHeartMedia, Inc. Class A †	12,934	348,313
MWO Holdings, LLC (Units) F	281	717
Oasis Petroleum, Inc.	5,273	530,200
Ortho Clinical Diagnostics Holdings PLC †	13,113	280,749
PulteGroup, Inc.	5,800	316,506
Sirius XM Holdings, Inc.	45,040	294,562
Stearns Holdings, LLC Class B F	39,053	87,479
Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. (Rights)	36,615	42,107
Tribune Media Co. Class 1C	93,841	9,384
Vistra Corp.	9,840	182,532
Total common stocks (cost $2,143,803)		$2,564,252

CONVERTIBLE BONDS AND NOTES (1.2%)*	Principal amount	Value

DISH Network Corp. cv. sr. unsec. notes
3.375%, 8/15/26	$178,000	$181,649
Fiverr International, Ltd. 144A cv. sr. unsec.
notes zero %, 11/1/25, (Israel)	225,000	300,038
fuboTV, Inc. 144A cv. sr. unsec. notes 3.25%, 2/15/26	155,000	152,191
Microchip Technology, Inc. cv. sr. unsec.
sub. notes 1.625%, 2/15/27	195,000	433,992
Middleby Corp. (The) 144A cv. sr. unsec.
unsub. notes 1.00%, 9/1/25	125,000	179,938
Nabors Industries, Inc. company
guaranty cv. sr. unsec. notes 0.75%, 1/15/24	405,000	360,248
ON Semiconductor Corp. 144A cv. sr. unsec.
notes zero %, 5/1/27	266,000	276,800
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	131,000	127,643
Transocean, Inc. cv. company guaranty sr. unsec.
sub. notes 0.50%, 1/30/23	75,000	66,814
Total convertible bonds and notes (cost $1,762,996)		$2,079,313

CONVERTIBLE PREFERRED STOCKS (1.0%)*	Shares	Value

Aptiv PLC $5.50 cv. pfd.	1,020	$180,693
Broadcom, Inc. 8.00% cv. pfd.	240	364,769
Danaher Corp. 4.75% cv. pfd.	235	423,524
KKR & Co., Inc. $3.00 cv. pfd.	5,249	402,126
PG&E Corp. $5.50 cv. pfd.	2,870	290,932
T-Mobile US, Inc. 144A 5.25% cv. pfd. †	176	221,774
Total convertible preferred stocks (cost $1,543,934)		$1,883,818

SHORT-TERM INVESTMENTS (3.0%)*	Shares	Value

Putnam Short Term Investment Fund
Class P 0.09% L	5,334,797	$5,334,797
Total short-term investments (cost $5,334,797)		$5,334,797

Total investments (cost $171,026,009)		$178,689,192

Key to holding’s abbreviations

DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2021 through June 30 2021 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $179,582,178.

† This security is non-income-producing.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the

Putnam VT High Yield Fund 13

reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The dates shown on debt obligations are the original maturity dates.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$266,975	$—	$—
Consumer cyclicals	1,164,109	9,384	—
Energy	530,200	—	717
Financials	—	—	87,479
Health care	280,749	—	—
Utilities and power	182,532	42,107	—
Total common stocks	2,424,565	51,491	88,196
Convertible bonds and notes	—	2,079,313	—
Convertible preferred stocks	655,701	1,228,117	—
Corporate bonds and notes	—	150,842,471	12
Senior loans	—	15,984,529	—
Short-term investments	—	5,334,797	—
Totals by level	$3,080,266	$175,520,718	$88,208

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

14 Putnam VT High Yield Fund

Statement of assets and liabilities
6/30/21 (Unaudited)

Assets
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $165,691,212)	$173,354,395
Affiliated issuers (identified cost $5,334,797) (Notes 1 and 5)	5,334,797
Cash	138,674
Dividends, interest and other receivables	2,323,314
Receivable for shares of the fund sold	160,855
Receivable for investments sold	187,191
Total assets	181,499,226

Liabilities
Payable for investments purchased	1,471,827
Payable for shares of the fund repurchased	110,735
Payable for compensation of Manager (Note 2)	80,903
Payable for custodian fees (Note 2)	9,278
Payable for investor servicing fees (Note 2)	20,722
Payable for Trustee compensation and expenses (Note 2)	150,128
Payable for administrative services (Note 2)	536
Payable for distribution fees (Note 2)	10,899
Other accrued expenses	62,020
Total liabilities	1,917,048

Net assets	$179,582,178

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$182,671,484
Total distributable earnings (Note 1)	(3,089,306)
Total — Representing net assets applicable to capital shares outstanding	$179,582,178

Computation of net asset value Class IA
Net assets	$126,271,088
Number of shares outstanding	20,332,501
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$6.21

Computation of net asset value Class IB
Net assets	$53,311,090
Number of shares outstanding	8,668,818
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$6.15

The accompanying notes are an integral part of these financial statements.

Putnam VT High Yield Fund 15

Statement of operations
Six months ended 6/30/21 (Unaudited)

Investment income
Interest (including interest income of $3,456 from investments in affiliated issuers) (Note 5)	$4,612,076
Dividends	56,031
Total investment income	4,668,107

Expenses
Compensation of Manager (Note 2)	482,802
Investor servicing fees (Note 2)	61,779
Custodian fees (Note 2)	6,613
Trustee compensation and expenses (Note 2)	3,921
Distribution fees (Note 2)	63,774
Administrative services (Note 2)	1,590
Auditing and tax fees	36,090
Other	24,093
Total expenses	680,662

Expense reduction (Note 2)	(40)
Net expenses	680,622

Net investment income	3,987,485

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	2,484,289
Foreign currency transactions (Note 1)	2,403
Forward currency contracts (Note 1)	(388)
Total net realized gain	2,486,304
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	(139,541)
Assets and liabilities in foreign currencies	(334)
Forward currency contracts	1,939
Total change in net unrealized depreciation	(137,936)

Net gain on investments	2,348,368

Net increase in net assets resulting from operations	$6,335,853

The accompanying notes are an integral part of these financial statements.

16 Putnam VT High Yield Fund

Statement of changes in net assets

	Six months
	ended	Year ended
	6/30/21*	12/31/20
Increase (decrease) in net assets
Operations:
Net investment income	$3,987,485	$8,360,245
Net realized gain (loss) on investments and foreign currency transactions	2,486,304	(1,852,810)
Change in net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	(137,936)	3,130,471
Net increase in net assets resulting from operations	6,335,853	9,637,906
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(6,112,641)	(7,165,298)
Class IB	(2,227,610)	(2,397,325)
Increase (decrease) from capital share transactions (Note 4)	2,201,719	(6,750,184)
Total increase (decrease) in net assets	197,321	(6,674,901)
Net assets:
Beginning of period	179,384,857	186,059,758
End of period	$179,582,178	$179,384,857

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Putnam VT High Yield Fund 17

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class IA
6/30/21†	$6.30	.14	.08	.22	(.31)	(.31)	$6.21	3.70*	$126,271	.35*	2.30*	30*
12/31/20	6.39	.30	(.03)[f]	.27	(.36)	(.36)	6.30	5.50	125,959.72		4.98	48
12/31/19	5.94	.33	.51	.84	(.39)	(.39)	6.39	14.55	131,799.73		5.29	37
12/31/18	6.55	.35	(.57)	(.22)	(.39)	(.39)	5.94	(3.59)	129,535.72		5.58	31
12/31/17	6.50	.35	.10	.45	(.40)	(.40)	6.55	7.22	160,526.72		5.48	43
12/31/16	6.02	.35	.54	.89	(.41)	(.41)	6.50	15.66	175,839	.72[e]	5.68[e]	48
Class IB
6/30/21†	$6.23	.13	.09	.22	(.30)	(.30)	$6.15	3.63*	$53,311	.47*	2.17*	30*
12/31/20	6.32	.28	(.03)[f]	.25	(.34)	(.34)	6.23	5.21	53,426.97		4.71	48
12/31/19	5.87	.31	.51	.82	(.37)	(.37)	6.32	14.40	54,261.98		5.04	37
12/31/18	6.49	.33	(.58)	(.25)	(.37)	(.37)	5.87	(4.07)	45,971.97		5.33	31
12/31/17	6.44	.33	.10	.43	(.38)	(.38)	6.49	6.98	59,038.97		5.23	43
12/31/16	5.96	.33	.55	.88	(.40)	(.40)	6.44	15.55	73,141	.97[e]	5.39[e]	48

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waivers, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets (Note 2).

f The Net realized and unrealized gain (loss) on investments shown for the period noted may not correspond with the amounts shown on the Statement of changes in net assets as a result of timing of share activity.

The accompanying notes are an integral part of these financial statements.

18 Putnam VT High Yield Fund

Notes to financial statements 6/30/21 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2021 through June 30, 2021.

Putnam VT High Yield Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund invests mainly in bonds that are obligations of U.S. companies, are below investment-grade in quality (sometimes referred to as “junk bonds”), and have intermediate- to long-term maturities (three years or longer). Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets in securities rated below investment-grade. This policy may be changed only after 60 days’ notice to shareholders. The fund may also invest in other debt instruments, including loans. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. Putnam Management may also use derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Putnam VT High Yield Fund 19

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk, for hedging currency exposures.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 30, 2020, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$1,224,351	$15,324,646	$16,548,997

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments,

20 Putnam VT High Yield Fund

but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $171,066,448, resulting in gross unrealized appreciation and depreciation of $9,102,375 and $1,479,631, respectively, or net unrealized appreciation of $7,622,744.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 31.2% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.720%	of the first $5 billion,
0.670%	of the next $5 billion,
0.620%	of the next $10 billion,
0.570%	of the next $10 billion,
0.520%	of the next $50 billion,
0.500%	of the next $50 billion,
0.490%	of the next $100 billion and
0.485%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.274% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2023, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$43,776
Class IB	18,003
Total	$61,779

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $40 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $115, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities (Long-term)	$51,022,268	$57,005,763
U.S. government securities
(Long-term)	—	—
Total	$51,022,268	$57,005,763

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Putnam VT High Yield Fund 21

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/21		Year ended 12/31/20		Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	809,450	$5,056,033	1,643,764	$9,680,791	1,539,372	$9,341,742	8,523,971	$49,252,663
Shares issued in connection with
reinvestment of distributions	1,015,389	6,112,641	1,391,320	7,165,298	373,134	2,227,610	470,064	2,397,325
	1,824,839	11,168,674	3,035,084	16,846,089	1,912,506	11,569,352	8,994,035	51,649,988
Shares repurchased	(1,483,307)	(9,277,517)	(3,657,616)	(21,848,992)	(1,813,482)	(11,258,790)	(9,003,700)	(53,397,269)
Net increase (decrease)	341,532	$1,891,157	(622,532)	$(5,002,903)	99,024	$310,562	(9,665)	$(1,747,281)

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/20	Purchase cost	Sale proceeds	Investment income	6/30/21
Short-term investments
Putnam Short Term Investment Fund*	$5,665,586	$34,614,138	$34,944,927	$3,456	$5,334,797
Total Short-term investments	$5,665,586	$34,614,138	$34,944,927	$3,456	$5,334,797

*Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. On March 5, 2021, the FCA and LIBOR’s administrator, ICE Benchmark Administration, announced that most LIBOR settings will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR settings will no longer be published after June 30, 2023. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the date on which the applicable rate ceases to be published.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as Covid–19. The outbreak of Covid–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of Covid–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

22 Putnam VT High Yield Fund

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Forward currency contracts (contract amount)	$260,000
Warrants (number of warrants)	6,000

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging instruments under ASC 815	Forward currency contracts	Total
Foreign exchange contracts	$(388)	$(388)
Total	$(388)	$(388)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Warrants	Forward currency contracts	Total
Foreign exchange contracts	$—	$1,939	$1,939
Equity contracts	1,776	—	$1,776
Total	$1,776	$1,939	$3,715

Note 9 — New accounting pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2020–04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020–04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. The discontinuation of LIBOR was subsequently extended to June 30, 2023. ASU 2020–04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this provision.

Putnam VT High Yield Fund 23

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel considered any possible changes to the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and, as applicable, identified those changes to Putnam Management. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2021, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2021, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2021 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2021. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newly launched or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management in the Putnam family of funds increase. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2020. These expense limitations were: (i) a contractual expense limitation applicable to specified open-end funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these

24 Putnam VT High Yield Fund

expense limitations were not operative during their fiscal years ending in 2020. Putnam Management and PSERV have agreed to maintain these expense limitations until at least April 30, 2023. The support of Putnam Management and PSERV for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the second quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2020. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2020 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for the Putnam funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including defined benefit pension and profit-sharing plans, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s newly launched exchange-traded funds. This information included, in cases where a product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, in the aggregate, The Putnam Funds generally performed well in 2020, which Putnam Management characterized as a challenging year with significant volatility and varied market dynamics. On an asset-weighted basis, the Putnam funds ranked in the second quartile of their peers as determined by Lipper Inc. (“Lipper”) for the year ended December 31, 2020 and, on an asset-weighted-basis, delivered a gross return that was 2.3% ahead of their benchmarks in 2020. In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes. In this regard, the Trustees observed that The Putnam Funds’ relative performance, as reported in the Barron’s/Lipper Fund Families survey, continued to be exceptionally strong over the long term, with The Putnam Funds ranking as the 3rd best performing mutual fund complex out of 44 complexes for the ten-year period, with 2020 marking the fourth consecutive year that The Putnam Funds have ranked in the top ten fund complexes for the ten-year period. The Trustees noted that The Putnam Funds’ performance was solid over the one- and five-year periods, with The Putnam Funds ranking 22nd out of 53 complexes and 14th out of 50 complexes, respectively. In addition to the Barron’s/Lipper Fund Families Survey, the Trustees also considered the funds’ ratings assigned by Morningstar Inc., noting that 26 of the funds were four- or five-star rated at the end of 2020 (representing an increase of four funds year-over-year) and that this included seven funds that had achieved a five-star rating (representing an increase of two funds year-over-year). They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2020 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds and evaluate whether additional actions to address areas of underperformance may be warranted.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique

Putnam VT High Yield Fund 25

investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP (Underlying Funds) — High Yield Funds) for the one-year, three-year and five-year periods ended December 31, 2020 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
3rd	3rd	2nd

Over the one-year, three-year and five-year periods ended December 31, 2020, there were 102, 102 and 96 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees considered Putnam Management’s continued efforts to support fund performance through certain initiatives, including structuring compensation for portfolio managers to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires and internal promotions in 2020 to strengthen its investment team.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

26 Putnam VT High Yield Fund

This page intentionally left blank.

Putnam VT High Yield Fund 27

This page intentionally left blank.

28 Putnam VT High Yield Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2021, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Liquidity risk management program

Putnam, as the administrator of the fund’s liquidity risk management program (appointed by the Board of Trustees), presented the most recent annual report on the program to the Trustees in April 2021. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from January 2020 through December 2020. The report included a description of the annual liquidity assessment of the fund that Putnam performed in November 2020. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. The report also included a discussion of liquidity monitoring during the period, including during the market liquidity challenges caused by the Covid-19 pandemic, and the impact those challenges had on the liquidity of the fund’s investments. Putnam concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Liaquat Ahamed
Boston, MA 02110	P.O. Box 219697	Ravi Akhoury
	Kansas City, MO 64121-9697	Barbara M. Baumann
Investment Sub-Advisor	1-800-225-1581	Katinka Domotorffy
Putnam Investments Limited		Catharine Bond Hill
16 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1ER	State Street Bank and Trust Company	George Putnam, III
Robert L. Reynolds
Marketing Services	Legal Counsel	Manoj P. Singh
Putnam Retail Management	Ropes & Gray LLP	Mona K. Sutphen
100 Federal Street
Boston, MA 02110

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT High Yield Fund 29

This report has been prepared for the shareholders
of Putnam VT High Yield Fund.	VTSA034 326433 8/21

Item 2. Code of Ethics:

Not Applicable

Item 3. Audit Committee Financial Expert:

Not Applicable

Item 4. Principal Accountant Fees and Services:

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not Applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 26, 2021

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: August 26, 2021